Restructuring Costs (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2024
Restructuring Costs [Abstract]
Severance and other benefits	$ 0	$ 800
Incurred costs	$ 0	$ 20